Business combinations - Purchase Price Allocation (Details) - USD ($) $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchase Price Allocation
Bargain purchase gain		$ (5,856)	$ 0
Stako
Purchase Price Allocation
Cash and cash equivalents	$ 1,180
Accounts receivable	5,609
Inventory	4,217
Property, plant and equipment	6,435
Other assets	319
Accounts payable and accrued liabilities (4)	(4,678)
Deferred income tax liabilities	(96)
Total net identifiable assets	12,986
Bargain purchase gain	(5,856)
Total consideration	$ 7,130